PROPERTY AND EQUIPMENT (Details) - Schedule of Property and Equipment - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and Equipment		$ 589,733	$ 539,078
Less accumulated depreciation	$ (147,496)	(108,886)	(25,325)
Net property and equipment	$ 484,627	480,847	513,753
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		26,672	6,241
Website Design [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		5,000	5,000
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment		$ 558,061	$ 527,837